TAXES ON INCOME (Reconciliation of Statutory Tax Rate to Effective Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income before taxes on income (tax benefit), as reported in the consolidated statements of income (loss)	$ 459	$ 35,869	[1]	$ 23,275	[1]
Statutory tax rate	23.00%	23.00%	[1]	23.00%	[1]
Theoretical taxes on income	$ 105	$ 8,250	[1]	$ 5,353	[1]
Currency differences	129	(7)	[1]	(1,908)	[1]
Tax adjustment in respect of different tax rates and "Benefitted Enterprise" status	(968)	(1,204)	[1]	241	[1]
Changes in valuation allowance	2,476	(1,217)	[1]	(14,248)	[1]
Capital (gain) loss from merger, acquisition and related litigation expense, net		(7,749)	[1]	18	[1]
Expiration of carryforward tax losses	1,032	1,367	[1]	923	[1]
Exempt subsidy income	(3,093)	(1,497)	[1]	(3,887)	[1]
Nondeductible expenses and other differences	3,811	2,850	[1]	(75)	[1]
Tax benefit	$ 3,492	$ 793		$ (13,583)

[1]	The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.